Financial Instruments (Schedule of Company's Exposure to Linkage and Foreign Currency Risk) (Details) - EUR (€) € in Thousands		Dec. 31, 2017		Oct. 18, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]	Dec. 31, 2014 [1]
Current assets:
Cash and cash equivalents		€ 23,962			€ 22,486	[1]	€ 17,194	€ 12,972
Marketable securities		2,162	[2]		972	[1],[2]	5,971
Restricted cash short-term and restricted marketable securities		3,265	[3]		15	[1],[3]	73
Receivable from concession project		1,286				[1]
Trade and other receivables		10,645			9,487	[1]	7,552
Financial asset short-term		1,249
Non-current assets:
Investments in equity accounted investees		27,655			29,273	[1]	31,216
Advances on account of investments in process		8,825			812	[1]
Concession intangible asset		5,505				[1]
Financial asset		1,249			1,265	[1]	4,470
Fixed assets		78,837			73,274	[1]	72,564
Restricted cash long-term		3,660			5,134	[1]	4,886
Deferred tax		1,777			2,485	[1]	2,610
Other assets		1,535			3,261	[1]	778
Current liabilities:
Loans and borrowings		3,103			1,094	[1]	1,040
Short-term debentures		4,644			4,744	[1]	4,482
Accounts payable		1,349			1,601	[1]	799
Accrued expenses and other payables		2,187			3,119	[1]	2,954
Non-current liabilities:
Finance lease obligations		3,690			4,020	[1]	4,340
Long-term loans		42,091		€ 21,370	16,961	[1]	11,984
LT Debentures		52,987			29,046	[1]	32,226
Deferred tax		5,982			881	[1]	756
Other long-term liabilities		4,555			2,627	[1]	2,291
Total exposure in statement of financial position in respect of financial assets and financial liabilities		77,500			84,371	[1]	€ 86,442	€ 77,479
Non-Monetary [Member]
Current assets:
Cash and cash equivalents
Marketable securities
Restricted cash short-term and restricted marketable securities
Receivable from concession project
Trade and other receivables		548			507
Financial asset short-term
Non-current assets:
Investments in equity accounted investees		17,171			17,753
Advances on account of investments in process		8,825			812
Concession intangible asset		5,505
Financial asset
Fixed assets		78,837			73,274
Restricted cash long-term
Deferred tax		1,777			2,485
Other assets		1,122			903
Current liabilities:
Loans and borrowings
Short-term debentures
Accounts payable
Accrued expenses and other payables					(1,176)
Non-current liabilities:
Finance lease obligations
Long-term loans
LT Debentures
Deferred tax		(5,982)			(881)
Other long-term liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities		107,803			93,677
NIS [Member]
Current assets:
Cash and cash equivalents		2,723	[4]		101
Marketable securities			[4]
Restricted cash short-term and restricted marketable securities			[4]
Receivable from concession project	[4]	1,286
Trade and other receivables		3,359	[4]		1,552
Financial asset short-term	[4]	1,249
Non-current assets:
Investments in equity accounted investees		10,484	[4]		11,520
Advances on account of investments in process			[4]
Concession intangible asset	[4]
Financial asset		27,725	[4]		1,265
Fixed assets			[4]
Restricted cash long-term		1,797	[4]
Deferred tax			[4]
Other assets			[4]		96
Current liabilities:
Loans and borrowings		(1,455)	[4]
Short-term debentures		(4,644)	[4]		(4,744)
Accounts payable		7	[4]		(63)
Accrued expenses and other payables		(811)	[4]		(879)
Non-current liabilities:
Finance lease obligations			[4]
Long-term loans		(20,141)	[4]		(398)
LT Debentures		(52,987)	[4]		(29,046)
Deferred tax			[4]
Other long-term liabilities		(4)	[4]		(2)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		(31,412)	[4]		(20,598)
Unliked [Member]
Current assets:
Cash and cash equivalents		11,742			16,717
Marketable securities		2,162			972
Restricted cash short-term and restricted marketable securities		3,250
Receivable from concession project
Trade and other receivables		731			2,065
Financial asset short-term
Non-current assets:
Investments in equity accounted investees
Advances on account of investments in process
Financial asset
Fixed assets
Restricted cash long-term		351			3,620
Deferred tax
Other assets					2,227
Current liabilities:
Loans and borrowings
Short-term debentures
Accounts payable					(88)
Accrued expenses and other payables					(1,357)
Non-current liabilities:
Finance lease obligations
Long-term loans
LT Debentures
Deferred tax
Other long-term liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities		18,236			25,156
Euro [Member]
Current assets:
Cash and cash equivalents		9,497			5,668
Marketable securities
Restricted cash short-term and restricted marketable securities		15			15
Receivable from concession project
Trade and other receivables		6,007			5,363
Financial asset short-term
Non-current assets:
Investments in equity accounted investees
Advances on account of investments in process
Financial asset
Fixed assets		1,512
Restricted cash long-term					1,514
Deferred tax		413
Other assets					35
Current liabilities:
Loans and borrowings		(1,648)			(1,094)
Short-term debentures
Accounts payable		(1,356)			(1,450)
Accrued expenses and other payables		(1,376)			(707)
Non-current liabilities:
Finance lease obligations		(3,690)			(4,020)
Long-term loans		(21,950)			(16,563)
LT Debentures
Deferred tax		(4,551)
Other long-term liabilities					(2,625)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		€ (17,127)			€ (13,864)

[1]	Please refer to note 2C for functional and presentation currency.
[2]	During 2016 and 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 3.389% and a maturity date of December 30, 2018. During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[3]	Current accounts and bank deposits securing short term obligations.
[4]	Iincluding items linked to CPI